Income Taxes - Reconciles of Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax at statutory rate				$ (7,346,079)	$ (6,255,072)
Change in federal tax rate				2,621,803
State liability				(411,853)	(260,835)
Permanent items				214,313	67,151
Stock compensation				72,696	157,250
Nondeductible interest				15,568	21,548
Expiration of net operating losses				922,307
Research and development credit				(200,379)	(170,950)
State rate change				(18,026)	44,421
Estimated section 382 limitation				1,491,942	9,256,295
Return to provision				365,263
Other				488,264	96,406
Valuation allowance				1,791,805	(2,954,161)
Provision for income tax	$ 2,877	$ 739	$ 5,023	$ 7,624	$ 2,053